Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2022
American Beacon Garcia Hamilton Quality Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to maintain a weighted-average duration that is 25% above or below the then-current duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (“Benchmark”). As of June 15, 2022, the Benchmark’s duration was 6.4 years, which means that the Fund’s duration could be expected to range from 4.8 years to 8.0 years. The Benchmark’s duration is expected to change over time and could be higher or lower at a future date, and the Fund’s duration may change accordingly. Duration is an indicator of a bond’s price sensitivity to a change in interest rates. For example, a duration of eight years means that a security’s price would be expected to decrease by approximately 8% with a 1% increase in interest rates. The Fund may invest in securities of any maturity, but typically invests in securities with maximum maturities of up to 30 years.